Note 19 - Condensed financial information of the parent company: Condensed Cash Flow Statement (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company
Condensed Cash Flow Statement

	For the Years Ended December 31,
	2025	2024	2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(13,416)	$(480,019)	$856,536
Adjustments to reconcile net(loss) income to net cash used in operating activities:
Equity loss (income) of subsidiaries	(954,454)	300,348	(856,536)
Changes in prepayments and other receivables	264,941	(39,625)	-
Net cash used in operating activities	(702,929)	(219,296)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries	(1,698,802)	(31,198)	-
Net cash used in investing activities	(1,698,802)	(31,198)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares upon IPO	-	5,000,000	-
Proceeds from issuance of shares pursuant to exercise of over-allotment	-	413,940	-
Payments of initial public offering costs	-	(1,418,521)	-
Repayments to subsidiaries	-	(1,183,531)	-
Net cash provided by financing activities	-	2,811,888	-

Effect of exchange rate change on cash and restricted cash	-	-	-

Changes in cash and restricted cash	(2,401,731)	2,561,394	-

Cash and restricted cash, beginning of year	2,561,394	-	-

Cash and restricted cash, end of year	$159,663	$2,561,394	$-
Cash	159,663	2,057,850	-
Restricted cash	-	503,544	-